Other Long-term Liabilities	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Schedule Of Liability, Current And Noncurrent [Line Items]
Other Long-term Liabilities
Other Long‑term Liabilities

Other long‑term liabilities consisted of the following (in thousands):

	As of December 31,		As of March 30,
	2016	2017	2018
			(Unaudited)
Deferred income tax liability	$30,067	$13,793	$14,283
Deferred compensation and non‑qualified savings plans	21,549	24,379	24,704
Tax indemnification liability	14,011	—	—
Deferred rent	9,539	9,447	9,188
Lease abandonment liability	5,867	3,244	2,756
Interest rate swap	1,316	59	—
Other	1,911	2,655	2,393
	$84,260	$53,577	$53,324

The tax indemnification liability has an offsetting asset recorded against it. Most of the tax indemnification liability was released in the year ended December 31, 2017 with no impact to our statement of operations, and the remaining balance was reclassified to other current liabilities. Refer to “Note 11 -Other current liabilities” and “Note 16 - Income Taxes” for more details on the tax indemnification liability. Refer to “Note 18 - Long‑term Debt and Interest Rate Swap” for a discussion of the Company’s interest rate swap arrangements; “Note 4 - Lease Abandonment Liability” for documentation on the Company’s various onerous leases; and “Note 16 - Income Taxes” for the Company’s income tax and deferred tax liability disclosure. Refer to “Note 17 - Fair Value Measurements” for documentation of the measurement of the fair value of deferred compensation plans and non‑qualified savings plans.